OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

11. OTHER NON-CURRENT LIABILITIES

Other non-current liabilities consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Warranty—non-current	9,547,294	12,795,511
Refundable deposits from franchised stores—non-current	150,547	146,405

Other non-current liabilities	9,697,841	12,941,916